Supplemental Condensed Consolidating Schedule of Cash Flows (Parenthetical) (Detail) (USD $)	6 Months Ended				12 Months Ended
	Jun. 30, 2014		Jun. 30, 2013		Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011
Condensed Financial Statements Captions [Line Items]
Cash flow from (used in) operations	$ 120,000,000	[1]	$ 306,000,000	[2]	$ 746,000,000	[3]	$ 244,000,000	$ 678,000,000	[4],[5]
Cash provided by (used in) investment activities	(53,000,000)		(101,000,000)		(258,000,000)		1,461,000,000	(326,000,000)
Cash dividend received from guarantor subsidiaries							1,800,000,000
Settlement of inter-company balances through non-cash dividend and return of capital							2,500,000,000
Intercompany non-cash adjustment for push-down of income tax balances	1,500,000,000
Parent
Condensed Financial Statements Captions [Line Items]
Cash flow from (used in) operations	(213,000,000)	[1]	(212,000,000)	[2]	(393,000,000)	[3]	(863,000,000)	(510,000,000)	[4],[5]
Cash provided by (used in) investment activities	1,125,000,000		335,000,000		850,000,000		2,639,000,000	880,000,000
Parent | Scenario, Previously Reported
Condensed Financial Statements Captions [Line Items]
Cash flow from (used in) operations							(881,000,000)	(516,000,000)
Cash provided by (used in) investment activities							2,657,000,000	886,000,000
Guarantor Subsidiaries
Condensed Financial Statements Captions [Line Items]
Cash flow from (used in) operations	255,000,000	[1]	369,000,000	[2]	808,000,000	[3]	833,000,000	936,000,000	[4],[5]
Cash provided by (used in) investment activities	(152,000,000)		(300,000,000)		(626,000,000)		952,000,000	(952,000,000)
Tax liabilities					164,000,000		191,000,000	100,000,000
Allocation of tax liabilities	96,000,000		106,000,000
Guarantor Subsidiaries | Scenario, Previously Reported
Condensed Financial Statements Captions [Line Items]
Cash flow from (used in) operations							847,000,000	888,000,000
Cash provided by (used in) investment activities							938,000,000	(904,000,000)
Non-Guarantor Subsidiaries
Condensed Financial Statements Captions [Line Items]
Cash flow from (used in) operations	78,000,000	[1]	149,000,000	[2]	331,000,000	[3]	274,000,000	252,000,000	[4],[5]
Cash provided by (used in) investment activities	(978,000,000)		(6,000,000)		(130,000,000)		(359,000,000)	(254,000,000)
Non-Guarantor Subsidiaries | Scenario, Previously Reported
Condensed Financial Statements Captions [Line Items]
Cash flow from (used in) operations							278,000,000	306,000,000
Cash provided by (used in) investment activities							$ (363,000,000)	$ (308,000,000)

[1]	Cash flows from (used in) operations for the Parent Company and Guarantor Subsidiaries do not include any amounts related to their respective stand-alone income tax liabilities as the Company has not historically cash settled the intercompany balances associated with the push down of such liabilities to the Guarantor Subsidiaries. During the six months ended June 30, 2014, the Parent Company allocated approximately $96 million of tax liabilities to its Guarantor Subsidiaries. During the first quarter of 2014, the Parent Company and the Guarantor Subsidiaries decided to effect a non-cash settlement of the accumulated income tax receivable and payable balances balances in the amount of approximately $1.5 billion. Therefore, these transactions are not reflected in the Condensed Consolidating Statement of Cash Flows presented above.
[2]	Cash flows from (used in) operations for the Parent Company and Guarantor Subsidiaries do not include any amounts related to their respective stand-alone income tax liabilities as the Company has not historically cash settled the intercompany balances associated with the push down of such liabilities to the Guarantor Subsidiaries. During the six months ended June 30, 2013, the Parent Company allocated approximately $106 million of tax liabilities to its Guarantor Subsidiaries.
[3]	Cash flows from (used in) operations for the Parent Company and Guarantor Subsidiaries do not include any amounts related to their stand-alone income tax liabilities as the Company has not historically cash settled the intercompany balances associated with the push down of such liabilities to the Guarantor Subsidiaries. During the year ended December 31, 2013, the Parent Company allocated approximately $164 million of tax liabilities to its Guarantor Subsidiaries.
[4]	The Supplemental Condensed Consolidating Schedule of Cash Flows for the year ended December 31, 2011 has been revised to correct the presentation of taxes paid, the impact of foreign currency translation and the related intercompany transactions for the Parent Company, Guarantor Subsidiaries and Non-Guarantor Subsidiaries. While these revisions had no impact on the previously reported total cash flows of the Parent Company, Guarantor Subsidiaries or Non-Guarantor Subsidiaries, the corrections resulted in the following changes to previously reported amounts: For the Parent Company, cash flow from (used in) operations changed from $(516) million to $(510) million and cash provided by (used in) investment activities changed from $886 million to $880 million. For the Guarantor Subsidiaries, cash flow from (used in) operations changed from $888 million to $936 million and cash provided by (used in) investment activities changed from $(904) million to $(952) million. For the Non-Guarantor Subsidiaries, cash flow from (used in) operations changed from $306 million to $252 million and cash provided by (used in) investment activities changed from $(308) million to $(254) million. These revisions had no impact on the consolidated financial statements of the Company, the Supplemental Condensed Consolidating Balance Sheet, or the Supplemental Condensed Consolidating Schedule of Comprehensive Income.
[5]	Cash flows from (used in) operations for the Parent Company and Guarantor Subsidiaries do not include any amounts related to their stand-alone income tax liabilities as the Company has not historically cash settled the intercompany balances associated with the push down of such liabilities to the Guarantor Subsidiaries. During the year ended December 31, 2011, the Parent Company allocated approximately $100 million of tax liabilities to its Guarantor Subsidiaries.